                                The Timothy Plan
                                 Family of Funds

                 Supplement to the Prospectus Dated May 1, 2001

Effective as of May 1, 2002, the following revised sales load schedule will take effect for Class A shares of The Timothy Plan Family of Funds:

The following replaces the first chart under the section "THE BASICS ABOUT THE TRADITIONAL FUNDS - FEES AND EXPENSES" in the Prospectus:

-----------------------------------------------------------------------------------------------------------------------
                                                    Class A                           Class B                No-Load
Shareholder Transaction Expenses:      Small   Mid    Aggr  Large Fixed  Small   Mid    Aggr  Large  Fixed     MM
-----------------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases      5.25%  5.25%  5.25%  5.25% 4.25%   None   None   None   None   None    None
(as percentage of offering price)
Maximum deferred sales charges          None   None   None  None   None  5.00%  5.00%  5.00%  5.00%  5.00%    None
(as a percentage of the lesser of
original purchase price or redemption
proceeds)
Redemption Fees*                        None   None   None  None   None   None   None   None   None   None    None
Exchange Fees                           None   None   None  None   None   None   None   None   None   None    None

*US Bancorp, the Funds' Custodian, charges a fee of $9.00 on redemptions paid by wire transfer.

The following replaces the chart under the section "THE BASICS ABOUT THE TRADITIONAL FUNDS-FEES AND EXPENSES-Example" in the Prospectus:

------------------------------------------------------------------------------------------------------------
                                                       Class A                                No-Load
                                        Small    M M    Aggr    Large   Fixed                     M M
------------------------------------------------------------------------------------------------------------
One year                                 $ 721   $ 794   $ 684    $ 684  $ 557                  $  87
Three years                              $1130   $1348   $1019    $1019  $2271                  $ 936
Five years                               $1564   $1928   $1376    $1376  $3850                  $1802
Ten years                                $2765   $3489   $2377    $2377  $7401                  $4078

The maximum Class A sales charge of 4.25% for the Fixed-Income Fund, and 5.25% for all other Funds (except the Money Market Fund), is included in the above example.

The following replaces the first chart under the section "THE BASICS ABOUT THE ASSET ALLOCATION FUNDS - FEES AND EXPENSES" in the Prospectus:

--------------------------------------------------------------------------------------------------------------------------
                                                          Class A                              Class B
Shareholder Transaction Expenses:               Strategic        Conservative        Strategic        Conservative
--------------------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases                 5.25%              5.25%             None               None
(as percentage of offering price)
Maximum deferred sales charges                     None              None              5.00%             5.00%
(as a percentage of the lesser of original
purchase price or redemption proceeds)
Redemption Fees*                                   None              None              None               None
Exchange Fees                                      None              None              None               None

*US Bancorp, the Funds' Custodian, charges a fee of $9.00 on redemptions paid by wire transfer.

The following replaces the chart under the section "THE BASICS ABOUT THE ASSET ALLOCATION FUNDS-FEES AND EXPENSES-Example" in the Prospectus:

----------------------------------------------------------------------
                                                           Class A
                                         Strategic     Conservative
----------------------------------------------------------------------
             One year                      $ 799         $ 794
             Three years                   $1363         $1348
             Five years                    $1952         $1928
             Ten years                     $3536         $3489


The maximum Class A sales charge of 5.25% for each Asset Allocation Fund is included in the above example. The expenses shown above reflect estimated Total Annual Operating Exchanges for the underlying Traditional Funds. See "The Basics about the Traditional Funds- Fees and Expenses" above.

The following charts replace those under the section "INVESTING IN THE FUNDS - CLASS A SHARES" in the Prospectus:

Class A shares of the Funds are offered at their public offering price, which is the net asset per share plus the applicable sales charge as described below. The sales charge varies, depending on the Fund you choose and the amount you invest. There is no sales charge on shares of the Money Market Fund or on shares of any Fund purchased with reinvested distributions. For all Funds (except the Fixed Income Fund and the Money Market Fund), the following sales charges apply:

---------------------------------------------------------------------------------------------------------------------
                                                                                          Dealer Concession as a
                                        As a % of                                         Percentage of Offering
Amount Invested                      Offering Price         As a % of Amount Invested              Price
---------------------------------------------------------------------------------------------------------------------
up to $50,000                             5.25%                       5.54%                        5.00%
$50,000 to 100,000                        4.25%                       4.44%                        4.00%
$100,000 to 250,000                       3.25%                       3.34%                        3.00%
$250,000 to 500,000                       2.00%                       2.04%                        1.75%
$500,000 to 1 million                     1.00%                       1.01%                        0.75%
$1 million and up                         0.00%                       0.00%                        0.00%

The following sales charges apply to the Fixed Income Fund:

---------------------------------------------------------------------------------------------------------------------
                                                                                          Dealer Concession as a
                                        As a % of                                         Percentage of Offering
Amount Invested                      Offering Price         As a % of Amount Invested              Price
---------------------------------------------------------------------------------------------------------------------
up to $50,000                             4.25%                       4.44%                        4.00%
$50,000 to 100,000                        3.50%                       3.63%                        3.25%
$100,000 to 250,000                       2.50%                       2.56%                        2.25%
$250,000 to 500,000                       1.50%                       1.52%                        1.25%
$500,000 to 1 million                     0.75%                       0.76%                        0.50%
$1 million and up                         0.00%                       0.00%                        0.00%

The following replaces the entire section "INVESTING IN THE FUNDS - CLASS A SHARES-Reduced Sales Charges" in the Prospectus:

You may qualify for a reduced sales charge by aggregating the net asset value of all classes of shares of any Funds you previously purchased with the dollar amount of Class A shares of any Fund to be purchased. For example, if you already own Class A or Class B shares of one or more of the Funds with an aggregate net asset value of $950,000, and you decide to purchase an additional $60,000 of Class A shares of any Fund, no sales charge will be imposed on that additional purchase because you have accumulated an investment of more than $1,000,000 in the Funds.

                         Supplement dated April 1, 2002